Financial instruments	12 Months Ended
Dec. 31, 2017
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Financial instruments
22.	Financial instruments

(i)	Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Company’s accounts receivable and loans receivable. The maximum exposure to credit risk is the carrying value of these financial assets. The Company provides credit to its customers in the normal course of business and has established credit evaluation and monitoring processes to mitigate credit risk.

As at December 31, 2017, the value of its loans receivable was $314 (2016 - $309) and the value of its accounts receivable was $1,140 (2016 - $107). The Company is not significantly exposed to credit risk, as these receivables comprise 1.4% (2016 - 1.0%) of the Company’s total assets. As at December 31, 2017 89.3% (2016 - 27.5%) of the Company’s trade receivables were due from 2 customers (2016 - 1 customer).

The following represents an analysis of the age of trade receivables as at December 31:

	2017	2016
Current	$—	$—
Less than 30 days past billing date	1,020	63
31 to 60 days past billing date	85	16
61 to 90 days past billing date	35	9
Over 90 days past billing date	—	19

	$1,140	$107

(ii)	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company’s policy is to review liquidity resources and ensure that sufficient funds are available to meet financial obligations as they become due. Further, the Company’s management is responsible for ensuring funds exist and are readily accessible to support business opportunities as they arise. The Company’s funding is provided in the form of capital raised through the issuance of shares and warrants.

The following represents an analysis of the age of accounts payable as at December 31:

	2017	2016
Current	$5,922	$147
Less than 30 days past billing date	803	150
31 to 60 days past billing date	113	33
61 to 90 days past billing date	66	16
Over 90 days past billing date	172	240

	$7,076	$586

(iii)	Market risk

(1)	Price risk

Price risk is the risk that the fair value of, or future cash flows from, the Company’s financial instruments will significantly fluctuate due to changes in market prices. The value of the financial instruments can be affected by changes in interest rates, market and economic conditions, and equity and commodity prices. The Company is exposed to price risk in divesting its investments, in that, unfavourable market conditions could result in dispositions of investments at less than favourable prices. Further, in the revaluation of securities classified as available-for-sale, this could result in significant write-downs of the Company’s investments, which would have an adverse impact on the Company’s financial position.

The Company manages price risk by having a portfolio of securities from multiple issuers, such that the Company is not singularly exposed to any one issuer. The Company also has set thresholds on purchases of investments over which the approval of the Board of Directors is required.

(2)	Concentration risk

Concentration risk is the risk that any single investment or group thereof, has the potential to materially affect the operating results of the Company. The Company is exposed to this risk as all of its investments are currently within the medical marijuana industry. As such, the Company’s financial results may be adversely affected by the unfavourable performance of those investments or the industry in which they operate.

It is management’s opinion that the Company is not subject to significant interest rate risk.